FAIR VALUE (Tables)	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value of net asset

ASSETS	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
Common Stocks
Advanced Materials	$—	$—	$202,672
Automotive	—	—	286
Equipment Leasing	—	—	3,210
Semiconductor Equipment	6,381,006	—	—
Total Common Stocks	6,381,006	—	206,168
Preferred Stocks
Aerospace	—	—	699,713
Automotive	—	—	543,346
Equipment Leasing	—	—	488,901
Total Preferred Stocks	—	—	1,731,960
Asset Derivatives *
Equity Contracts	—	—	1,714,038
Total Asset Derivatives	—	—	1,714,038
Convertible Notes
Advanced Materials	—	—	100,000
Aerospace	—	—	6,559,791
Automotive	—	—	3,498,707
Medical Devices	—	—	14,315,334
Total Convertible Notes	—	—	24,473,832
Mutual Funds	854,831	—	—
Total	$7,235,837	$—	$28,125,998

*	Asset derivatives include warrants.

Schedule of unobservable inputs of fair value

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/22	NET PURCHASES/ CONVERSIONS	NET SALES/ CONVERSIONS	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)(1)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 03/31/23
Common Stocks
Advanced Materials	$337,500	$—	$—	$—	$(134,828)	$—	$202,672
Automotive	546	—	—	—	(260)	—	286
Equipment Leasing	11,130	—	—	—	(7,920)	—	3,210
Intellectual Property	111	—	(7,966)	(161,079)	168,934	—	—
Total Common Stocks	349,287	—	(7,966)	(161,079)	25,926	—	206,168
Preferred Stocks
Aerospace	384,067	—	—	—	315,646	—	699,713
Automotive	1,049,478	—	—	—	(506,132)	—	543,346
Equipment Leasing	865,995	—	—	—	(377,094)	—	488,901
Intellectual Property	737,112	—	(490,458)	(7,697,239)	7,450,585	—	—
Total Preferred Stocks	3,036,652	—	(490,458)	(7,697,239)	6,883,005	—	1,731,960
Asset Derivatives
Equity Contracts	957,125	—	—	(6,678)	763,591	—	1,714,038
Total Asset Derivatives	957,125	—	—	(6,678)	763,591	—	1,714,038
Convertible Notes
Advanced Materials	100,000	—	—	—	—	—	100,000
Aerospace	6,559,791	—	—	—	—	—	6,559,791
Automotive	7,809,430	100,000	—	—	(4,410,723)	—	3,498,707
Medical Devices	17,116,721	—	—	—	(2,801,387)	—	14,315,334
Total Convertible Notes	31,585,942	100,000	—	—	(7,212,110)	—	24,473,832
Total	$35,929,006	$100,000	$(498,424)	$(7,864,996)	$460,412	$—	$28,125,998

(1)	The net change in unrealized appreciation (depreciation) from Level 3 instruments held as of March 31, 2023 was $(7,165,783).

Schedule of unobservable inputs fair value measurements

	FAIR VALUE AT 3/31/23	VALUATION TECHNIQUES(1)	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVG.)(1)
Direct venture capital investments: Advanced Materials	$0.3M	Market Comparable Companies Option Pricing Model	EBITDA Multiple(2) Revenue Multiple(2) Years to Maturity(2) Volatility(2) Risk-Free Rate(2) Discount for Lack of Marketability(3)	5.5x (5.5x) 0.7x – 1.0x (0.8x) 5 years (5 years) 50.0% (50.0%) 3.60% (3.60%) 22.7% (22.7%)
Direct venture capital investments: Aerospace	$9.0M	Market Comparable Companies Option Pricing Model	EBITDA Multiple(2) Years to Maturity(2) Volatility(2) Risk-Free Rate(2)	2.3x – 2.6x (2.3x) 5 years (5 years) 60.0% (60.0%) 3.60% (3.60%)
Direct venture capital investments: Automotive	$4.0M	Prior Transaction Analysis Option Pricing Model Probability-Weighted Expected Return Method	Years to Maturity(2) Volatility(2) Risk-Free Rate(2) Discount for Lack of Marketability(3) Going Concern Probability(2)	5 years (5 years) 50.0% (50.0%) 3.60% (3.60%) 0.0% - 22.7% (0.0%) 5% (5%)
Direct venture capital investments: Equipment Leasing	$0.5M	Market Comparable Companies Liquidation Value Option Pricing Model	EBITDA Multiple(2) Years to Maturity(2) Volatility(2) Risk-Free Rate(2)	2.9x – 4.1x (3.6x) 5 years (5 years) 50.0% (50.0%) 3.60% (3.60%)
Direct venture capital investments: Medical Devices	$14.3M	Market Comparable Companies	Revenue Multiple(2)	2.2x – 2.7x (2.5x)

(1)	Weighted average is calculated by weighting the significant unobservable input by the relative fair value of each investment in the category
(2)	An increase in the input would result in an increase in the security’s valuation; a decrease in the input would result in a decrease in the security’s valuation.
(3)	An increase in the input would result in a decrease in the security’s valuation; a decrease in the input would result in an increase in the security’s valuation.